united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23392

Arca U.S. Treasury Fund

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

4221 North 203rd Street, Suite 100, Elkhorn, NE 68022

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 6/30/21

ITEM 1. REPORTS TO SHAREHOLDERS.

(a)       Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Arca U.S. Treasury Fund

Semi-Annual Report

June 30, 2021

Arca U.S. Treasury Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2021

The Fund’s performance figures* for the periods ended June 30, 2021, compared to its benchmark:

		Annualized
	Six Months	Since Inception (a)
Arca U.S. Treasury Fund	0.00%	0.00%
Bloomberg Barclays Short Treasury Total Return Value Index Unhedged **	0.04%	0.11%

(a)	Inception date is July 6, 2020.

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total Returns for periods of less than one year are not annualized. Had the Advisor not waived fees and reimbursed expenses, the Fund’s total return would have been lower. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s estimated total annual fund operating expense ratio is 0.75% per the Fund’s Prospectus dated April 30, 2021. For performance information current to the most recent month-end, please call 1-877-445-3148.

**	Bloomberg Barclays Short Treasury Total Return Value Index Unhedged is a measure of the performance of the U.S. Treasury bills, notes, and bonds under one year to maturity. Investors cannot invest directly into an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

Holdings by type of investment	% of Net Assets
Short Term Investments:
U.S. Treasury Security	99.5%
Money Market Fund	46.2%
Other Assets Less Liabilities - Net	(45.7)%
100.0%

Please refer to the Portfolio of Investments that follows in this semi-annual report for a detail of the Fund’s holdings.

Arca U.S. Treasury Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2021

Principal Amount		Yield Rate (%)	Maturity	Fair Value
	SHORT-TERM INVESTMENTS - 145.7%
	U.S. TREASURY SECURITY - 99.5%
$115,000	U.S. Treasury Bill	0.05	9/30/2021	$114,987
	TOTAL U.S. TREASURY SECURITY (Cost - $114,991)

Shares
	MONEY MARKET FUND - 46.2%
53,401	Fidelity Treasury Portfolio - Institutional Shares, 0.01% + (Cost - $53,401)			53,401

	TOTAL INVESTMENTS - 145.7% (Cost - $168,392)			$168,388
	OTHER ASSETS LESS LIABILITIES - NET - (45.7)%			(52,815)
	NET ASSETS - 100.0%			$115,573

+	Money market fund; interest rate reflects seven-day effective yield on June 30, 2021.

See accompanying notes to financial statements.

Arca U.S. Treasury Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2021

ASSETS
Investment securities:
At cost	$168,392
At fair value	$168,388
Interest receivable	1
Prepaid expenses & other assets	19,720
TOTAL ASSETS	188,109

LIABILITIES
Advisory fees payable	10,534
Accrued legal fees	20,960
Accrued audit and tax fees	24,861
Accrued administration fees	9,461
Accrued trustees fees	1,075
Accrued expenses and other liabilities	5,645
TOTAL LIABILITIES	72,536
NET ASSETS	$115,573

Net Assets Consist Of:
Paid in capital ($0 par value, 100,000,000 shares authorized)	$115,985
Accumulated deficit	(412)
NET ASSETS	$115,573

Net Asset Value Per Share:
Net Assets	$115,573
Shares of beneficial interest outstanding ($0 par value, 100,000,000 shares authorized)	115,631

Net asset value (Net Assets ÷ Shares Outstanding)	$1.00

See accompanying notes to financial statements.

Arca U.S. Treasury Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2021

INVESTMENT INCOME
Interest	$39

EXPENSES
Investment advisory fees	30
Blockchain administration fee	119
Legal fees	331,182
Transfer agent fees	65,701
Administrative services fees	38,397
Compliance officer fees	26,609
Audit and tax fees	24,861
Custodian fees	12,999
Registration fees	9,174
Trustees fees and expenses	8,072
Insurance fees	7,807
Printing and postage expenses	1,315
Other expenses	7,855
TOTAL EXPENSES	534,121

Less: Fees waived/reimbursed by the Adviser	(533,674)

NET EXPENSES	447
NET INVESTMENT LOSS	(408)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net change in unrealized depreciation on:
Investments	(10)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(10)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(418)

See accompanying notes to financial statements.

Arca U.S. Treasury Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Period* Ended
	June 30, 2021	December 31,
	(Unaudited)	2020
FROM OPERATIONS
Net investment loss	$(408)	$(375)
Net change in unrealized appreciation/(depreciation) on investments	(10)	6
Net decrease in net assets resulting from operations	(418)	(369)

FROM SHARES OF BENEFICIAL INTEREST
Contribution from Adviser:	679
Proceeds from shares sold:	3,000	123,631
Payments for shares redeemed:	(10,950)	—
Net increase/(decrease) in net assets from shares of beneficial interest	(7,271)	123,631

TOTAL INCREASE/(DECREASE) IN NET ASSETS	(7,689)	123,262

NET ASSETS
Beginning of period	123,262	—
End of period	$115,573	$123,262

SHARE ACTIVITY
Shares sold	3,000	123,631
Shares redeemed	(11,000)	—
Net increase/(decrease) in shares of beneficial interest outstanding	(8,000)	123,631

*	Arca U.S. Treasury Fund commenced operations on July 6, 2020.

See accompanying notes to financial statements.

Arca U.S. Treasury Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended	Period* Ended
	June 30, 2021	December 31,
	(Unaudited)	2020
Net asset value, beginning of period	$1.00	$1.00
Activity from investment operations:
Net investment loss (1,2)	(0.00)	(0.00)
Net realized and unrealized gain/(loss) on investments (2)	(0.00)	0.00
Total from investment operations	(0.00)	0.00
Net asset value, end of period	$1.00	$1.00
Total return (3)	0.00%	0.00	% (9)
Net assets, end of period (000’s)	$116	$123
Ratio of gross expenses to average net assets (4,5,7)	897.09%	1404.93%
Ratio of net expenses to average net assets (4,5,8)	0.75%	0.75%
Ratio of net investment loss to average net assets (4,5)	(0.69)%	(0.64)%
Portfolio Turnover Rate (6)	0%	0%

*	The Arca U.S. Treasury Fund commenced operations on July 6, 2020.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Less than $0.005.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized. Total returns would be lower absent fee waivers.

(4)	Does not include the expenses of other investment companies in which the Fund invests, if any.

(5)	Annualized.

(6)	Not Annualized.

(7)	Represents the ratio of expenses to average net assets absent of fee waivers and/or expense reimbursements by the Advisor.

(8)	Represents the ratio of expenses to average net assets inclusive of fee waivers and/or expense reimbursements by the Advisor.

(9)	Represents total return based on net asset values per share from commencement of investment operations on July 6, 2020 through December 31, 2020.

See accompanying notes to financial statements.

Arca U.S. Treasury Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2021

1.	ORGANIZATION

Arca U.S. Treasury Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company. The Fund engages in a continuous offering of shares. The Fund operates as an interval fund pursuant to Rule 23c-3 under the 1940 Act and, pursuant to an Exemptive Order issued by the Securities and Exchange Commission on October 20, 2020, offers monthly repurchases of shares at net asset value. The Fund’s investment adviser is Arca Capital Management, LLC. (the “Adviser”). The Fund commenced operations on July 6, 2020.

The investment objective of the Fund is to seek maximum total return consistent with preservation of capital.

The Fund’s shares (“ArCoins” or “shares”) are available for purchase and can be transferred in peer-to-peer transactions on Ethereum, an open, public, distributed ledger that is secured using cryptography (referred to as a “blockchain”). Ethereum records transactions between two parties in a verifiable and permanent way, referred to as “immutability.” There are no share certificates and, because the shares can be transferred in peer-to-peer transactions using Ethereum’s blockchain technology, the shares are characterized herein as “digital securities.” Please refer to the Fund’s registration statement for additional information, including the costs and risks of effecting transactions on Ethereum and other risks associated with investing in the Fund (see “Peer-to-Peer Transactions,” “About the Digital Securities” and “Risks of Digital Securities”).

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles in the United States of America (“U.S. GAAP”) . The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities, including U.S. government obligation (other than short-term obligations) are valued each day by an independent pricing service based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations- from a major market maker in the securities. The independent pricing service does not distinguish between smaller sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at the time of purchase, may be valued at amortized cost which approximates fair value.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value according to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed -end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Arca U.S. Treasury Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2021

When determining the fair value of an asset, the Adviser will seek to determine the price that it might reasonably expect to receive from the current sale of that asset in an arm’s length transaction. Fair value is defined as the amount for which assets could be sold in an orderly disposition over a reasonable period of time, taking into account the nature of the asset. Fair value determinations are based upon all available factors that the Adviser and the Board deem relevant. Fair value pricing, however, involves judgments that are inherently subjective and inexact, since fair valuation procedures are used only when it is not possible to be sure what value should be attributed to a particular asset or when an event will affect the market price of an asset and to what extent. As a result, fair value pricing may not reflect actual market value, and it is possible that the fair value determined for a security will be materially different from the value that actually could be or is realized upon the sale of that asset.

The Fund utilizes various methods to measure the fair value of all of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2021 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
U.S. Government Security	$—	$114,987	$—	$114,987
Money Market Fund	53,401	—	—	53,401
Total	$53,401	$114,987	$—	$168,388

*	Refer to the Portfolio of Investments for classification.

The Fund did not hold any Level 3 securities during the six months ended June 30, 2021.

Security Transactions and Investment Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Arca U.S. Treasury Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2021

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed quarterly. Distributions from net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex- dividend date and determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits related to uncertain tax positions is expected to be taken in the Fund’s December 31, 2020 year-end tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the six months ended June 30, 2021, the aggregate purchases and sales of investments (excluding U.S. Government securities and short-term investments) were $0 and $0, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTION WITH RELATED PARTIES

As compensation for its services, the Fund pays to the Adviser a monthly advisory fee at an annual rate of 0.05% of its average daily net assets. For the six months ended June 30, 2021, the Fund incurred $30 of advisory fees.

The Advisor also serves as the Fund’s blockchain administrator and developer pursuant to a Blockchain Administration and Development Agreement (the “Blockchain Administration Agreement”). Under the terms of the Blockchain Administration Agreement, the Adviser is responsible for providing, or arranging for the provision of, development and administrative services necessary for the issuance of the Fund’s shares as digital securities and the on-going maintenance and administration of such digital securities. This includes, for example, coding ArCoins’ “smart contracts,” which are self-executing computer programs written to the blockchain, and maintaining and updating such code as necessary. For its services, the Adviser is paid a fee calculated at the annual rate of 0.20% of the Fund’s average daily net assets. For the six months ended June 30, 2021, the Fund incurred $119 of blockchain administration fees.

The Adviser, pursuant to an Expense Limitation Agreement (the “Agreement”) has contractually agreed to reduce its fees and/or absorb expenses of the Fund for an initial one year period from the effective date of the agreement to ensure that Net Annual Operating Expenses (including offering expenses, but excluding any transaction fees payable by the Fund to Ethereum, taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) will not exceed 0.75% of the Fund’s average daily net assets. For the six months ended June 30, 2021, the Adviser waived fees and reimbursed expense in the amount of $533,674. The Agreement will allow the Adviser to recover amounts previously reimbursed for operating expenses to the Fund to the extent that the Fund’s expense ratios fall below the above indicated expense limitation. The amounts that can be recovered will be limited to the difference between the actual expense ratio and the amount of the expense limitation. Under such agreement, the Adviser can only recover such amounts for a period of up to three years. The Adviser may recoup $827,863 of waived fees and expenses through December 31, 2023.

Arca U.S. Treasury Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2021

During the six months ended June 30, 2021, the Adviser voluntarily contributed $679 to the Fund.

Effective February 24, 2021, the distributor of the Fund is UMB Distribution Services, LLC (the “Distributor”). Prior to February 24, 2021, the distributor of the fund was Ceros Financial Services, Inc.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and its respective gross unrealized appreciation at June 30, 2021, were as follows:

Cost for Federal Tax purposes	$168,392

Unrealized Appreciation	$—
Unrealized Depreciation	(4)
Tax Net Unrealized Depreciation	$(4)

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

There were no distributions paid during the fiscal year ended December 31, 2020.

As of December 31, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficit)
$—	$—	$—	$—	$—	$6	$6

Permanent book and tax differences, primarily attributable to net operating losses resulted in reclassifications for the Fund for the period ended December 31, 2020 as follows:

Paid In	Accumulated
Capital	Earnings/(Deficit)
$(375)	$375

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates presumption of control of the Fund, under Section 2(a) 9 of the 1940 Act. As of June 30, 2021, the Adviser held approximately 86.5% of the voting securities of the Fund.

8.	REPURCHASE OFFERS

Pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended, the Fund offers shareholders on a monthly basis the option of redeeming shares, at net asset value, up to 5% of the shares outstanding. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer, although each shareholder will have the right to require the Fund to purchase up to and including 5% of such shareholder’s shares in each quarterly repurchase. Limited liquidity will be provided to shareholders only through the Fund’s monthly repurchases.

Arca U.S. Treasury Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2021

During the six months ended June 30, 2020, the Fund completed five monthly repurchase offers. In those offers, the Fund offered to repurchase up to 5% of the number of its outstanding shares as of the Repurchase Pricing Dates. The results of those repurchase offers were as follows:

				Net Asset		Percentage of
				Value as of		Outstanding
	Commencement	Repurchase	Repurchase	Repurchase	Amount	Shares
	Date	Request Deadline	Pricing Date	Offer Date	Repurchased	Repurchased
Repurchase Offer #1	February 1, 2021	February 12, 2021	February 12, 2021	$1.00	$4,200	3.52%
Repurchase Offer #2	March 1, 2021	March 12, 2021	March 12, 2021	$1.00	$1,300	1.08%
Repurchase Offer #3	April 1, 2021	April 15, 2021	April 15, 2021	$0.99	$—	0.00%
Repurchase Offer #4	May 3, 2021	May 14, 2021	May 14, 2021	$0.99	$4,950	4.30%
Repurchase Offer #5	June 1, 2021	June 14, 2021	June 14, 2021	$1.00	$500	0.43%

9.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

As of June 30, 2021, the Fund invested a portion of its assets in Fidelity Treasury Portfolio (the “Fidelity Fund”). The Fidelity Fund is registered under the 1940 Act as an open-end management investment company. The Fund may redeem its investment from the Fidelity Fund at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund will be directly affected by the performance of the Fidelity Fund. The financial statements of the Fidelity Fund, including the schedule of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of June 30, 2021, the percentage of the Fund’s net assets invested in the Fidelity Fund was 46.2%.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

PRIVACY NOTICE

FACTS	WHAT DOES ARCA U.S. TREASURY FUND DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number	● Purchase History
	● Assets	● Account Balances
	● Retirement Assets	● Account Transactions
	● Transaction History	● Wire Transfer Instructions
● Checking Account Information
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Does Arca U.S.
	Treasury Fund	Can you limit
Reasons we can share your personal information	share?	this sharing?

For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureau	Yes	No

For our marketing purposes –
to offer our products and services to you	No	We don’t share

For joint marketing with other financial companies
	No	We don’t share

For our affiliates’ everyday business purposes –
information about your transactions and experiences	No	We don’t share

For our affiliates’ everyday business purposes –
information about your creditworthiness	No	We don’t share

For nonaffiliates to market to you
	No	We don’t share

Questions? Call 1-800-445-3148

Who we are

Who is providing this notice?	Arca U.S. Treasury Fund

What we do
How does Arca U.S. Treasury Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Arca U.S. Treasury Fund collect my personal information?	We collect your personal information, for example, when you
● Open an account
● Provide account information
● Give us your contact information
● Make deposits or withdrawals from your account
● Make a wire transfer
● Tell us where to send the money
● Tells us who receives the money
● Show your government-issued ID
● Show your driver’s license
We also collect your personal information from other companies.
Federal law gives you the right to limit only:
● Sharing for affiliates’ everyday business purposes – information about your creditworthiness
● Affiliates from using your information to market to you
● Sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
● Arca U.S. Treasury Fund does not share with our Affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial Companies
● Arca U.S. Treasury Fund does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
● Arca U.S. Treasury Fund does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-800-445-3148 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to Form N-PORT. Form N-PORT are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-800-445-3148.

INVESTMENT ADVISER
Arca Capital Management, LLC
4151 Redwood Ave., Suite 206
Los Angeles, CA 90066

ADMINISTRATOR
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

ARCA-SAR-21

(b)       Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

ITEM 2. CODE OF ETHICS. Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable for semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable for semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable for semiannual reports.

ITEM 6. SCHEDULE OF INVESTMENTS. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable for semiannual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES Not applicable for semiannual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable.
(b)	Not applicable.

ITEM 13. EXHIBITS

(1)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By Philip Liu Principal Executive Officer
Date: 9/2/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Philip Liu Principal Executive Officer
Date: 9/2/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Vance Sanders Principal Financial Officer
Date: 9/2/21